Cover	Apr. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2022
Entity File Number	000-33001
Entity Registrant Name	Natus Medical Incorporated
Entity Central Index Key	0000878526
Entity Tax Identification Number	77-0154833
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3150 Pleasant View Road
Entity Address, City or Town	Middleton
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53562
City Area Code	608
Local Phone Number	829-8500
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NTUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false